Income Taxes (Schedule of Change in Deferred Income Tax Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ 477.0	$ 291.0
Deferred income tax liability recognized on Richmont Mines acquisition (note 5)	0.0	201.5
Deferred income tax expense (recovery) recognized in net (loss) earnings	16.9	(16.3)
Deferred income tax (recovery) expense recognized in OCI	(2.4)	3.5
Deferred income tax recovery recognized in equity	0.0	(2.7)
Balance, end of year	$ 491.5	$ 477.0